Provisions - Schedule of Provisions (Detail) - CLP ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of Other Provisions [Line Items]
Totals	$ 177,827	$ 214,903	$ 117,889
Employee Related Provisions [member]
Disclosure of Other Provisions [Line Items]
Totals	102,877	99,945
Mandatory dividends [member]
Disclosure of Other Provisions [Line Items]
Totals	38,120	51,614
Provisions for contingent loans risk [member]
Disclosure of Other Provisions [Line Items]
Totals	34,271	45,848
Contingencies [member]
Disclosure of Other Provisions [Line Items]
Totals	$ 2,559	$ 17,496